Schedule of trade receivables net of allowance for credit losses (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
IfrsStatementLineItems [Line Items]
Trade receivables	$ 437,456	$ 3,404,848	$ 3,319,847
0-30 days [member]
IfrsStatementLineItems [Line Items]
Trade receivables	428,332	3,333,832	3,080,433
31-60 days [member]
IfrsStatementLineItems [Line Items]
Trade receivables	4,261	33,168	224,697
61-90 days [member]
IfrsStatementLineItems [Line Items]
Trade receivables	$ 4,863	$ 37,848	$ 14,717